UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05340

Name of Registrant: Vanguard New Jersey Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

Item 1: Schedule of Investments

Vanguard New Jersey Tax-Exempt Money Market Fund

Schedule of Investments (unaudited)

As of February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (102.0%)
New Jersey (102.0%)
Bergen County NJ BAN	2.000%	6/29/17	28,180	28,287
Bergen County NJ GO	3.000%	10/15/17	1,540	1,561
Bergenfield NJ BAN	2.000%	2/28/18	9,192	9,284
Branchburg Township NJ BAN	2.000%	10/6/17	4,509	4,532
Burlington County NJ BAN	2.000%	5/16/17	5,000	5,011
Burlington County NJ BAN	2.000%	5/16/17	10,000	10,027
Burlington County NJ Bridge Commission
Revenue	2.000%	4/26/17	16,500	16,530
Burlington County NJ Bridge Commission
Revenue	2.000%	11/16/17	12,500	12,602
Camden County NJ Improvement Authority
Lease Revenue (Parkview Redevelopment
Housing Project) VRDO	0.570%	3/7/17 LOC	46,500	46,500
Cliffside Park NJ BAN	2.000%	7/21/17	4,876	4,901
Cranford NJ BAN	2.000%	5/19/17	9,000	9,024
Delaware River & Bay Authority New Jersey
Revenue VRDO	0.630%	3/7/17 LOC	4,300	4,300
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.630%	3/7/17 LOC	6,730	6,730
East Hanover Township NJ BAN	2.000%	8/18/17	8,440	8,488
Essex County NJ Improvement Authority
Revenue (Fern Senior Housing Project)
VRDO	0.640%	3/7/17 LOC	7,300	7,300
Essex County NJ Improvement Authority
Revenue (Jewish Community Center of Metro
West Inc. Project) VRDO	0.620%	3/7/17 LOC	10,165	10,165
Essex County NJ Improvement Authority
Revenue (Pooled Government Loan) VRDO	0.620%	3/7/17 LOC	16,915	16,915
Fort Lee NJ BAN	2.000%	11/10/17	4,294	4,327
Gloucester County NJ Pollution Control
Financing Authority Revenue (ExxonMobil
Project) VRDO	0.170%	3/1/17	20,985	20,985
Hudson County NJ BAN	2.500%	12/14/17	3,000	3,030
Hudson County NJ Improvement Authority
Essential Purpose Pooled Governmental Loan
Revenue VRDO	0.610%	3/7/17 LOC	8,000	8,000
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	4/1/17 (Prere.)	2,000	2,007
1 Hudson County NJ Improvement Authority
Lease Revenue (Hudson County Vocational-
Technical Schools Project) TOB VRDO	0.680%	3/7/17	4,875	4,875
Hudson County NJ Improvement Authority
Pooled Revenue	2.250%	4/19/17	7,550	7,564
Hudson County NJ Improvement Authority
Pooled Revenue	2.000%	11/1/17	5,400	5,440
Hudson County NJ Improvement Authority
Revenue	2.000%	6/27/17	5,800	5,822
Mercer County NJ BAN	2.000%	8/30/17	14,000	14,087
Monroe Township NJ BAN	2.000%	8/3/17	5,000	5,026

Moorestown Township NJ BAN	2.000%	8/31/17	5,000	5,030
Morristown NJ BAN	2.250%	6/9/17	4,005	4,021
Mount Laurel Township NJ BAN	1.500%	3/8/17	4,360	4,361
Mount Laurel Township NJ BAN	2.000%	3/8/17	4,880	4,881
2 MOUNT LAUREL TWP NJ BANS	2.000%	3/7/18	9,100	9,186
New Jersey Economic Development Authority
Revenue (Applewood Estates Project) VRDO	0.600%	3/7/17 LOC	8,400	8,400
New Jersey Economic Development Authority
Revenue (Columbia University Project) CP	0.720%	3/2/17	5,965	5,965
New Jersey Economic Development Authority
Revenue (Cooper Health System Project)
VRDO	0.630%	3/7/17 LOC	12,600	12,600
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/17 (ETM)	4,530	4,530
New Jersey Economic Development Authority
Revenue (Stolthaven Project) VRDO	0.590%	3/7/17 LOC	22,700	22,700
New Jersey Economic Development Authority
Revenue Pollution Control Revenue (Exxon
Project) VRDO	0.180%	3/1/17	13,000	13,000
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.340%	3/1/17	24,100	24,100
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.400%	3/1/17	25,000	25,000
New Jersey Educational Facilities Authority
Revenue (Centenary College) VRDO	0.630%	3/7/17 LOC	7,115	7,115
New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	0.600%	3/7/17	15,925	15,925
1 New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	0.610%	3/7/17	20,600	20,600
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/17	2,345	2,379
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/17	3,000	3,045
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.670%	3/7/17	4,330	4,330
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.680%	3/7/17	3,330	3,330
New Jersey Educational Facilities Authority
Revenue (Seton Hall University) VRDO	0.590%	3/7/17 LOC	25,765	25,765
1 New Jersey Environmental Infrastructure Trust
Revenue TOB VRDO	0.680%	3/7/17	4,530	4,530
New Jersey GO	5.000%	6/1/17 (Prere.)	1,500	1,516
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.640%	3/7/17 LOC	17,585	17,585
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.650%	3/7/17 LOC	19,000	19,000
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.630%	3/7/17 LOC	25,000	25,000

New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.630%	3/7/17 LOC	6,285	6,285
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group) VRDO	0.640%	3/7/17 LOC	25,140	25,140
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	0.620%	3/7/17 LOC	5,540	5,540
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	0.620%	3/7/17 LOC	9,175	9,175
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.600%	3/7/17 LOC	9,000	9,000
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Health Care Corp.)
VRDO	0.630%	3/7/17 LOC	14,845	14,845
New Jersey Health Care Facilities Financing
Authority Revenue (Southern Ocean County
Hospital) VRDO	0.620%	3/7/17 LOC	10,885	10,885
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.340%	3/1/17 LOC	8,800	8,800
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.600%	3/7/17 LOC	28,330	28,330
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.600%	3/7/17 LOC	1,600	1,600
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.610%	3/7/17 LOC	11,900	11,900
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.670%	3/7/17	3,310	3,310
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.710%	3/7/17 LOC	16,395	16,395
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.710%	3/7/17 LOC	16,155	16,155
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.810%	3/7/17	25,630	25,630
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue
(Lincoln Towers Project) PUT	1.300%	10/16/17	8,000	8,000
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.620%	3/7/17 LOC	52,700	52,700
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.640%	3/7/17 LOC	6,615	6,615
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.640%	3/7/17 LOC	25,285	25,285
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.650%	3/7/17 LOC	3,740	3,740
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.660%	3/7/17 LOC	1,100	1,100
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.640%	3/7/17	22,985	22,985
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.660%	3/7/17	14,595	14,595
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.660%	3/7/17	14,000	14,000

North Bergen Township NJ BAN	2.000%	3/31/17	6,502	6,509
North Brunswick Township NJ Board of
Education GO	2.000%	10/18/17	15,000	15,087
Parsippany-Troy Hills Township NJ BAN	2.000%	9/21/17	7,000	7,045
2 Passaic County NJ Improvement Authority
Government Loan Revenue (City of Paterson
Project)	2.500%	6/28/17	2,000	2,010
Pequannock Township NJ BAN	2.000%	4/28/17	4,025	4,031
Pequannock Township NJ GO	2.000%	4/28/17	4,040	4,046
Perth Amboy NJ GO	5.000%	7/1/17 (Prere.)	2,395	2,430
Port Authority of New York & New Jersey
Revenue CP	0.750%	3/2/17	12,565	12,565
Port Authority of New York & New Jersey
Revenue CP	0.790%	3/7/17	10,000	10,000
Port Authority of New York & New Jersey
Revenue CP	0.730%	3/16/17	2,470	2,470
Port Authority of New York & New Jersey
Revenue CP	0.740%	3/21/17	9,120	9,120
Port Authority of New York & New Jersey
Revenue CP	0.770%	4/5/17	11,275	11,275
Port Authority of New York & New Jersey
Revenue CP	0.740%	5/3/17	16,805	16,805
Port Authority of New York & New Jersey
Revenue CP	0.750%	5/9/17	8,710	8,710
Port Authority of New York & New Jersey
Revenue CP	0.730%	5/17/17	8,415	8,415
Port Authority of New York & New Jersey
Revenue CP	0.740%	6/1/17	11,800	11,800
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.640%	3/7/17	3,750	3,750
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.670%	3/7/17	1,170	1,170
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.670%	3/7/17	3,500	3,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.670%	3/7/17	2,400	2,400
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.700%	3/7/17	1,000	1,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.710%	3/7/17	2,100	2,100
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.720%	3/7/17	2,385	2,385
Princeton University New Jersey CP	0.700%	3/2/17	5,000	5,000
Princeton University New Jersey CP	0.760%	4/6/17	9,200	9,200
Princeton University New Jersey CP	0.700%	5/8/17	7,500	7,500
Roseland NJ BAN	2.000%	5/10/17	6,365	6,378
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.640%	3/7/17	1,400	1,400
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.670%	3/7/17	11,780	11,780
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.670%	3/7/17	6,700	6,700
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.680%	3/7/17	14,800	14,800
Rutgers State University New Jersey Revenue
VRDO	0.340%	3/1/17	20,795	20,795
Secaucus NJ BAN	2.000%	8/10/17	4,620	4,645

Somerset County NJ BAN	2.000%	9/20/17	5,000	5,032
Sussex County NJ BAN	2.250%	6/28/17	4,301	4,322
Union County NJ BAN	2.000%	6/23/17	10,100	10,133
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.170%	3/1/17	16,420	16,420
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.180%	3/1/17	18,170	18,170
1 Union County NJ Utilities Authority Revenue
TOB VRDO	0.710%	3/7/17	8,815	8,815
Washington Township NJ BAN	2.000%	4/25/17	2,900	2,906
Westfield NJ BAN	2.000%	11/10/17	7,290	7,346
Woodbridge Township NJ BAN	2.000%	8/18/17	27,555	27,718
Woodbridge Township NJ BAN	3.000%	8/18/17	5,000	5,054
				1,261,961
Total Tax-Exempt Municipal Bonds (Cost $1,261,961)				1,261,961
Total Investments (102.0%) (Cost $1,261,961)				1,261,961
Other Assets and Liabilities-Net (-2.0%)				(25,100)
Net Assets (100%)				1,236,861

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the aggregate value of these securities was $158,955,000, representing 12.9% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
February 28, 2017.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2017, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard New Jersey Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)

As of February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.1%)
New Jersey (100.6%)
Atlantic City NJ GO	4.000%	11/1/17	3,965	3,535
Atlantic City NJ GO	5.000%	11/1/22	3,000	2,502
Atlantic City NJ GO	4.000%	11/1/23 (4)	1,425	1,440
Atlantic County NJ Improvement Authority
Revenue	5.000%	9/1/28 (4)	3,000	3,487
Bayonne NJ GO	5.750%	7/1/19 (Prere.)	7,500	8,306
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/20	455	505
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/39	4,000	4,548
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/29	275	307
Burlington County NJ Bridge Commission
Revenue (Burlington County Solid Waste
Project)	5.000%	10/1/26	2,100	2,396
Burlington County NJ Bridge Commission
Revenue (Burlington County Solid Waste
Project)	5.000%	10/1/27	4,100	4,654
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/28	1,500	1,608
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/29	3,500	3,733
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/30	2,900	3,076
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/31	2,500	2,644
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/32	2,500	2,635
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/33	1,000	1,050
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/34	1,500	1,572
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	12,625	13,991
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/32	6,035	6,725
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/28	3,600	4,005
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/29	3,225	3,574

1 Camden County NJ Improvement Authority
Revenue VRDO	0.680%	3/7/17 LOC	1,290	1,290
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/26	2,000	2,299
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/27	2,000	2,284
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/28	2,250	2,553
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/42	9,980	10,869
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/29	300	344
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/31	500	569
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/34 (15)	2,660	2,755
2 Delaware River PA Joint Toll Bridge
Commission Revenue	5.000%	7/1/31	1,500	1,745
2 Delaware River PA Joint Toll Bridge
Commission Revenue	5.000%	7/1/33	2,250	2,585
2 Delaware River PA Joint Toll Bridge
Commission Revenue	5.000%	7/1/35	4,495	5,117
2 Delaware River PA Joint Toll Bridge
Commission Revenue	5.000%	7/1/42	9,000	10,137
2 Delaware River PA Joint Toll Bridge
Commission Revenue	5.000%	7/1/47	5,500	6,168
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/21	3,160	3,407
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	4,335	4,765
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	2,660	2,908
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/28	6,000	6,545
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/29	4,000	4,361
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/30	5,000	5,422
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	9,060	9,852
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	15,000	16,473
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	2,500	2,742
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40 (4)	1,000	1,088
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/28 (4)	6,535	4,243
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.750%	11/1/28 (4)	18,545	22,621
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/27 (15)	1,470	1,694
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/30	3,910	4,379

Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/31	1,950	2,176
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/32	1,775	1,970
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/33	2,275	2,513
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/34	1,200	1,321
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	4.000%	7/1/42 (4)	2,000	1,984
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/44	1,500	1,626
Gloucester County NJ Pollution Control
Financing Authority Revenue (ExxonMobil
Project) VRDO	0.170%	3/1/17	8,100	8,100
Gloucester Township NJ Municipal Utility
Authority Revenue	5.650%	3/1/18 (2)	730	744
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	4/1/26	790	885
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	5/1/41	5,500	6,216
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	5/1/46	3,770	4,239
Hudson County NJ Improvement Authority
Lease Revenue	5.250%	5/1/51	7,000	7,972
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	5.750%	1/1/35	2,000	2,202
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	6.000%	1/1/40	3,000	3,291
Mercer County NJ Improvement Authority
Revenue (Courthouse Annex Project)	5.000%	9/1/40	2,480	2,771
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community
College)	5.875%	8/1/18 (Prere.)	1,000	1,071
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community
College)	6.000%	8/1/18 (Prere.)	3,900	4,185
Monroe Township NJ Board of Education GO	5.000%	3/1/38	3,000	3,359
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/25	615	690
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/28	465	518
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/30	570	633
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/31	600	664
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/39 (15)	2,000	2,253
New Jersey Building Authority Revenue	4.000%	6/15/30	1,000	956
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/28 (4)	2,000	2,164
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/29 (4)	2,500	2,690
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/30 (4)	2,950	3,166
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/31 (4)	1,500	1,599
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/32 (4)	1,250	1,327
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.250%	11/1/44	13,930	13,769

New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/38	4,650	5,208
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/46	7,150	7,930
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	11,500	12,238
New Jersey Economic Development Authority
Revenue	4.125%	6/15/26	2,500	2,456
New Jersey Economic Development Authority
Revenue	4.125%	6/15/27	2,750	2,684
New Jersey Economic Development Authority
Revenue	5.500%	6/15/29	5,000	5,392
New Jersey Economic Development Authority
Revenue	5.500%	6/15/30	4,000	4,304
New Jersey Economic Development Authority
Revenue	5.500%	6/15/31	5,475	5,864
New Jersey Economic Development Authority
Revenue	5.250%	6/15/32	10,000	10,325
New Jersey Economic Development Authority
Revenue	5.250%	6/15/33	6,000	6,166
New Jersey Economic Development Authority
Revenue	5.250%	6/15/40	10,000	10,147
New Jersey Economic Development Authority
Revenue	5.000%	6/15/41	4,250	4,259
New Jersey Economic Development Authority
Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/41	2,105	2,036
New Jersey Economic Development Authority
Revenue (Biomedical Research Facilities)	5.000%	7/15/27	1,000	1,040
New Jersey Economic Development Authority
Revenue (Biomedical Research Facilities)	5.000%	7/15/28	1,000	1,036
New Jersey Economic Development Authority
Revenue (Biomedical Research Facilities)	5.000%	7/15/30	1,000	1,029
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	1,030	1,069
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	2,500	2,710
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/25	5,990	6,389
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	8,500	9,030
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/28	2,000	2,113
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/29	1,400	1,474
New Jersey Economic Development Authority
Revenue (Lions Gate Project)	5.250%	1/1/44	5,850	5,988
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	6,000	6,770
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/25 (14)	6,000	6,740
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	2,500	2,823
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17 (ETM)	1,800	1,839
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17 (ETM)	120	124

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/18	665	693
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/19	1,560	1,641
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	6/15/19 (Prere.)	7,705	8,479
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/19 (Prere.)	4,065	4,453
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/19 (Prere.)	8,000	8,763
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19	810	859
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	2,100	2,221
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	3,550	3,802
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	3,005	3,449
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	1,210	1,389
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	3/1/21 (Prere.)	2,700	3,152
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	1,110	1,176
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	2,290	2,412
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	300	325
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/24	3,650	3,838
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/24	2,990	3,166
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	375	399
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	1,500	1,645
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	2,500	2,602
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/25 (4)	2,380	2,623
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	3,460	3,661
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	1,660	1,912
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	5,000	5,170
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/26	3,000	3,143
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	5,000	5,158
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/27	1,000	1,036
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	21,965	22,625
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/28 (14)	2,165	2,514

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/29	7,500	7,707
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	7,055	8,212
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	3,815	3,981
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	6,360	6,512
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/30	6,975	7,162
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.750%	6/15/31	2,270	2,265
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/31	4,000	4,088
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/31	7,105	7,193
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	4,005	4,070
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/32	3,780	3,819
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/33 (4)	1,500	1,582
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/34	2,685	2,705
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/35	12,095	12,176
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/38	5,000	5,005
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	11,485	11,505
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.760%	3/7/17 (12)	1,235	1,235
New Jersey Economic Development Authority
Revenue (Seeing Eye Inc.)	5.000%	3/1/25	4,000	4,701
New Jersey Economic Development Authority
Revenue (United Methodist Homes Obligated
Group)	4.000%	7/1/24	2,000	2,078
New Jersey Economic Development Authority
Revenue (United Methodist Homes Obligated
Group)	5.000%	7/1/29	2,000	2,140
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/35	5,950	6,167
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/38	700	722
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/47	7,515	7,700
New Jersey Economic Development Authority
Revenue(Jewish Community Foundation of
Metro West NJ Inc.) VRDO	0.770%	3/7/17 LOC	5,400	5,400
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Kean University Student
Housing Project)	5.000%	7/1/32	600	642

New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Kean University Student
Housing Project)	5.000%	7/1/37	600	631
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Kean University Student
Housing Project)	5.000%	7/1/47	1,500	1,566
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/18	1,390	1,440
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/25	1,440	1,557
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/31	1,160	1,257
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.875%	6/1/42	8,280	8,942
New Jersey Economic Development Authority
Revenue(Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/30	2,515	2,674
New Jersey Economic Development Authority
Revenue(Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/35	2,000	2,092
New Jersey Economic Development Authority
Revenue(Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/48	13,000	13,477
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	3,580	3,758
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/28	1,000	1,146
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/29	750	853
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/32	1,000	1,024
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/33	1,250	1,273
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/38	1,250	1,377
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/43	2,500	2,744
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/27	1,000	1,011
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/33	1,000	1,006
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	6/1/21	4,335	4,612
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/17 (Prere.)	3,000	3,044

New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/17 (Prere.)	3,025	3,070
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/17 (Prere.)	2,585	2,623
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/27 (4)	885	1,020
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	2,980	3,214
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/36	12,500	13,565
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/28	2,500	2,909
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/29	2,500	2,890
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/30	2,500	2,878
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/31	2,500	2,863
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/32	4,920	5,537
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/33	3,170	3,550
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/33	75	85
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/34	2,000	2,229
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/35	2,100	2,331
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/36	1,150	1,273
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/39	8,000	8,863
New Jersey Educational Facilities Authority
Revenue (New Jersey City University)	5.000%	7/1/40	4,000	4,343
New Jersey Educational Facilities Authority
Revenue (New Jersey City University)	5.000%	7/1/45	1,000	1,084
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	1,000	1,089
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/28	1,500	1,793
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/28	4,780	5,714
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/39	3,000	3,356
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/29	1,430	1,588
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/30	1,500	1,663
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/31	1,575	1,742
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/37	2,065	2,251
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/40	2,150	2,334
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/42	2,390	2,600

New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/27 (4)	2,000	2,336
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/30 (4)	565	649
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/31	1,165	1,300
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	1,000	1,112
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	430	475
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/34	850	936
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/37	1,345	1,462
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/38	1,200	1,322
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/43	1,500	1,647
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/28	3,000	3,363
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/30	4,000	4,434
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/31	4,150	4,580
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/33	1,475	1,609
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/34 (4)	1,475	1,660
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/35 (4)	2,100	2,356
New Jersey Educational Facilities Authority
Revenue (Stockton University)	4.000%	7/1/36 (4)	1,800	1,786
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/41	3,000	3,203
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	65	74
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	8,279
New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/30 (15)	1,000	1,149
New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/31 (15)	2,145	2,453
New Jersey GO	5.000%	6/1/23	4,000	4,511
New Jersey GO	5.000%	6/1/28	2,180	2,431
New Jersey GO	5.000%	6/1/29	4,955	5,582
New Jersey GO	5.000%	6/1/31	4,590	5,044
New Jersey GO	5.000%	6/1/32	2,760	3,015
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/27	11,095	11,463
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/33	5,085	5,150
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	6.000%	7/1/21 (Prere.)	1,500	1,787
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/27	95	99

New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/28	750	876
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/29	1,010	1,173
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/30	500	577
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/31	300	343
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	4.000%	7/1/41	15,000	15,060
New Jersey Health Care Facilities Financing
Authority Revenue (AtlantiCare Regional
Medical Center)	5.000%	7/1/17 (Prere.)	10,000	10,144
New Jersey Health Care Facilities Financing
Authority Revenue (AtlantiCare Regional
Medical Center)	5.000%	7/1/17 (Prere.)	2,780	2,820
New Jersey Health Care Facilities Financing
Authority Revenue (AtlantiCare Regional
Medical Center)	5.000%	7/1/17 (Prere.)	2,675	2,713
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/44	22,730	24,659
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20 (Prere.)	2,170	2,402
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	1,335	1,447
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/28	1,330	1,415
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/34	2,000	2,115
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical
Center)	5.000%	7/1/25	3,215	3,469
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	7,765	8,081
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.750%	10/1/31	2,505	2,680
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/31	700	779
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/32	800	886
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/33	1,585	1,750
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/34	1,415	1,557
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/45	4,050	4,391

New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/28	5,000	5,752
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/30	5,000	5,644
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/34	1,500	1,647
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	4.000%	7/1/41	3,700	3,599
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/46	2,000	2,159
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/31	2,910	3,158
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/37	4,960	5,270
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/42	1,750	1,855
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/24	5,000	5,694
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/25	2,000	2,260
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/26	2,225	2,497
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	1,310	1,482
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	3,635	4,067
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/32	2,000	2,212
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/38 (12)	560	581
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/38 (12)	4,115	4,273
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/26	1,700	1,887
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.250%	7/1/31	1,645	1,812
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.500%	7/1/43	5,365	5,897
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/27	1,000	1,170

New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/31	2,000	2,271
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/32	2,630	2,958
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/33	3,340	3,725
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/34	2,190	2,426
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/39	5,000	5,423
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	1/1/20 (Prere.)	5,500	6,080
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/32	1,000	1,114
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/33	2,150	2,386
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/34	1,200	1,328
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.250%	7/1/35	7,000	7,788
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/39	3,500	3,818
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/43	4,000	4,356
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.500%	7/1/43	8,000	9,004
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Barnabas Health
Obligated Group)	5.000%	7/1/31	7,500	8,485
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Barnabas Health
Obligated Group)	5.000%	7/1/33	5,000	5,597
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Barnabas Health
Obligated Group)	5.000%	7/1/43	22,400	24,570
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	0.000%	7/1/21 (ETM)	1,260	1,168
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/21 (Prere.)	2,000	2,299
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/21 (Prere.)	5,260	6,183

New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/21 (Prere.)	2,330	2,739
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/28	1,500	1,644
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/29	1,335	1,450
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/30	1,100	1,185
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/31	1,200	1,286
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	4.000%	7/1/34	1,250	1,199
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/35	3,185	3,357
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/36	1,000	1,051
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/41	3,500	3,659
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	4.000%	7/1/48	14,925	13,486
New Jersey Health Care Facilities Financing
Authority Revenue (St. Luke's Warren
Hospital Obligated Group)	4.500%	8/15/43	5,800	5,904
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/27	1,165	1,322
2 New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/28	1,000	1,108
2 New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/29	2,875	3,168
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/30	800	891
2 New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/30	2,745	3,011
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/22 (4)	1,000	1,128
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/23 (4)	2,000	2,273
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/27 (4)	2,000	2,258
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/29 (4)	1,950	2,176

New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/30 (4)	1,650	1,833
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	4.125%	7/1/38 (4)	4,170	4,226
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/46 (4)	7,950	8,509
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/26	7,600	8,711
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/27	4,000	4,552
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/28	3,000	3,384
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/29	2,410	2,695
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	3,010	3,254
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.500%	7/1/38 (12)	3,210	3,463
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.340%	3/1/17 LOC	4,300	4,300
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.340%	3/1/17 LOC	8,300	8,300
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.610%	3/7/17 LOC	1,100	1,100
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.610%	3/7/17 LOC	1,000	1,000
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	6/1/19	1,075	1,149
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/21	3,060	3,249
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	915	967
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	915	958
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	7,175	7,701
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.860%	3/7/17	2,000	2,000
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	3.750%	11/1/45	1,000	941
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	3.900%	11/1/50	3,000	2,760
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	2,295	2,384
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	185	191
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.640%	3/7/17	2,290	2,290
New Jersey Institute of Technology Revenue	5.000%	7/1/32	1,500	1,667
New Jersey Institute of Technology Revenue	5.000%	7/1/40	6,910	7,617
New Jersey Institute of Technology Revenue	5.000%	7/1/42	6,925	7,622
New Jersey Institute of Technology Revenue	5.000%	7/1/45	9,090	9,917
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	385	385
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	250	250

New Jersey Transportation Corp. GAN	5.000%	9/15/19	5,000	5,319
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/19	2,000	2,117
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/20	2,000	2,152
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/23	1,900	2,079
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/27	7,850	8,456
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	6,150	6,581
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	5,685	6,047
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	6,750	6,911
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	7,995	8,458
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	6,500	6,651
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/31	4,750	4,856
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/24	2,500	2,640
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/25	4,500	4,702
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/27	11,245	11,617
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/31	1,500	1,553
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/32	10,000	10,157
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/33	9,500	9,614
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.750%	6/15/38	2,850	2,775
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	6,575	6,578
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	10,550	10,556
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.500%	6/15/39	5,400	5,618
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/41	7,700	7,818
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	3,585	3,587
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/46	5,385	5,376
3 New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/18 (Prere.)	1,740	1,897
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	5,000	5,379
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	5,205	5,595
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	2,500	2,720
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	4,730	5,208

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/23	3,900	2,947
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	4,900	5,685
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/25 (14)	7,000	8,111
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,326
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	4,915	3,128
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/27	5,000	5,132
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	5,245	5,390
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	13,730	7,767
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28 (2)	755	449
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	3,955	2,237
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/29	2,785	2,856
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29 (4)	16,970	9,678
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	13,810	7,353
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/30	3,065	3,156
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/31	5,395	5,543
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	6,000	6,299
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	11,500	5,482
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31 (14)	2,900	1,469
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	16,275	16,590
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	5,000	5,177
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	34,280	16,558
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	3,000	1,258
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	5,000	2,097
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	8,210	3,236
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	385	417
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	3,000	3,050
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36	6,675	2,333
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	1,165	382

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	15,000	4,656
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	6,900	7,274
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	3,360	3,549
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	8,000	8,227
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	16,535	16,553
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.710%	3/7/17 LOC	3,900	3,900
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	5,000	5,611
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	3,000	3,392
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	8,500	9,511
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	3,000	3,378
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	3,000	3,365
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	5,000	5,538
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	6,400	6,929
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	3,500	3,709
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	17,355	19,295
New Jersey Turnpike Authority Revenue	5.250%	1/1/40	10,000	10,609
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	8,595	9,446
New Jersey Turnpike Authority Revenue	4.000%	1/1/45	3,000	3,030
New Jersey Turnpike Authority Revenue	5.000%	1/1/45	10,000	11,107
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of
Newark Redevelopment Projects)	4.375%	1/1/37 (14)	100	100
Ocean County NJ Utility Authority Wastewater
Revenue	6.600%	1/1/18 (ETM)	490	511
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/19	1,680	1,854
Passaic Valley NJ Water Commission Revenue	5.000%	12/15/32 (4)	1,385	1,565
Port Authority of New York & New Jersey
Revenue	5.375%	3/1/28	1,280	1,543
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/28	4,000	4,732
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/30	3,000	3,515
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/34	7,000	7,997
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	13,250	14,613
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/39	4,090	4,630
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	16,065	17,853
Port Authority of New York & New Jersey
Revenue	4.000%	10/15/45	2,500	2,587
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	5,250	5,987
Port Authority of New York & New Jersey
Revenue	5.250%	11/15/56	10,000	11,518
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	5,000	5,525

Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	3,000	3,380
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	5,000	5,620
Rutgers State University New Jersey Revenue	5.000%	5/1/28	4,000	4,561
Rutgers State University New Jersey Revenue	5.000%	5/1/30	5,000	5,693
Rutgers State University New Jersey Revenue	5.000%	5/1/30	7,655	8,928
Rutgers State University New Jersey Revenue	5.000%	5/1/33	7,000	7,906
Rutgers State University New Jersey Revenue	5.000%	5/1/36	3,000	3,361
Rutgers State University New Jersey Revenue	5.000%	5/1/38	14,290	15,975
Rutgers State University New Jersey Revenue	5.000%	5/1/43	13,650	15,219
Rutgers State University New Jersey Revenue
VRDO	0.340%	3/1/17	35,900	35,900
Rutgers State University New Jersey Revenue
VRDO	0.340%	3/1/17	8,910	8,910
South Jersey NJ Port Corp. Revenue	5.000%	1/1/39	1,690	1,693
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/20	2,145	2,355
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/21	3,000	3,341
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/22	2,780	3,131
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	4,000	4,383
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/26	5,000	5,466
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/27	2,960	3,228
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	4,250	4,616
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/29	2,050	2,217
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/30	150	165
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/39	5,000	5,351
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	3,000	3,000
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	14,000	3,744
Union County NJ Improvement Authority Lease
Revenue (Family Court Building Project)	5.000%	5/1/42	5,000	5,612
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.170%	3/1/17	7,000	7,000
Union County NJ Utilities Authority Revenue	5.000%	6/15/41	4,000	4,332
				1,993,747
Guam (0.4%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/39	2,200	2,277
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	3,000	3,285
Guam Power Authority Revenue	5.000%	10/1/27	1,135	1,242
Guam Power Authority Revenue	5.000%	10/1/29	1,355	1,465
				8,269

Puerto Rico (0.1%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	720	914
Total Investments (101.1%) (Cost $1,979,627)				2,002,930
Other Assets and Liabilities-Net (-1.1%)				(21,014)
Net Assets (100%)				1,981,916

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the aggregate value of these securities was $8,425,000, representing 0.4% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
February 28, 2017.
3 Securities with a value of $328,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of February 28, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,002,930	—
Futures Contracts—Assets[1]	79	—	—
Futures Contracts—Liabilities[1]	(36)	—	—
Total	43	2,002,930	—

1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At February 28, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2017	205	44,363	(9)
10-Year U.S. Treasury Note	June 2017	(239)	(29,774)	78
Ultra 10-Year U.S. Treasury Note	June 2017	165	22,100	35
Ultra Long U.S. Treasury Bond	June 2017	(70)	(11,325)	(61)
				43

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At February 28, 2017, the cost of investment securities for tax purposes was $1,979,989,000. Net unrealized appreciation of investment securities for tax purposes was $22,941,000, consisting of unrealized gains of $52,871,000 on securities that had risen in value since their purchase and $29,930,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 17, 2017
VANGUARD NEW JERSEY TAX-FREE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 17, 2017

* By:/s/ ANNE E. ROBINSON
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number
33-32548, Incorporated by Reference.